FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS	12 Months Ended
Jul. 31, 2019
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS

10. FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS:

The following disclosure of estimated fair value was determined by the Company using available market information and appropriate valuation methods. Considerable judgment is necessary to develop estimates of fair value. The estimates presented herein are not necessarily indicative of the amounts that could be realized upon disposition of the financial instruments.

The Company estimates the fair value of its financial instruments using the following methods and assumptions: (i) quoted market prices, when available, are used to estimate the fair value of investments in marketable debt and equity securities; (ii) discounted cash flow analyses are used to estimate the fair value of long-term debt, using the Company’s estimate of current interest rates for similar debt; and (iii) carrying amounts in the balance sheet approximate fair value for cash and cash equivalents, restricted cash, and tenant security deposits due to their high liquidity.

	July 31, 2019		July 31, 2018
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Cash and cash equivalents	$4,117,647	$4,117,647	$5,255,073	$5,255,073
Marketable securities	$3,580,227	$3,580,227	$3,141,828	$3,141,828
Restricted cash	$1,146,077	$1,146,077	$1,624,550	$1,624,550
Security deposits payable	$882,615	$882,615	$1,343,671	$1,343,671
Mortgage	$5,298,610	$5,298,610	$5,467,111	$4,939,149

Financial instruments that are potentially subject to concentrations of credit risk consist principally of marketable securities, restricted cash, cash and cash equivalents, and receivables. Marketable securities, restricted cash, cash and cash equivalents, and receivables are placed with multiple financial institutions and instruments to minimize risk. No assurance can be made that such financial institutions and instruments will minimize all such risk.

The Company derived rental income from approximately fifty tenants during the years ended July 31, 2019 and 2018.

As of July 31, 2019, four tenants accounted for approximately 68.8% of receivables and four tenants accounted for 68.44% of unbilled receivables. As of July 31, 2018, four tenants accounted for 77.7% of receivables and three tenants accounted for 66.9% of unbilled receivables. During the year ended July 31, 2019, three tenants accounted for 44.4% of total rental revenue. During the year ended July 31, 2018 three tenants accounted for 44.6% of total rental revenue.